Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 38,682	$ 33,873	$ 32,659
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	15,192	11,840	9,459
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	7,057	5,543	5,960
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	12,427	12,422	13,945
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,006	$ 4,068	$ 3,295